Business Combination, Significant Transaction and Sale of Business (Details Textual 3) € in Thousands, ₪ in Thousands, $ in Thousands			1 Months Ended
		Apr. 01, 2015 USD ($)	Nov. 30, 2018 USD ($)	Jul. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Jul. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 27, 2016 USD ($)	Dec. 27, 2016 EUR (€)	Nov. 08, 2016 USD ($)	Oct. 04, 2016 USD ($)	Mar. 30, 2016 USD ($)
Business Combination, Significant Transaction and Sale of Business (Textual)
Allocated to goodwill							$ 640,855		$ 617,272	$ 640,184
Acquisition of Aviv Management Engineering Systems Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Percentage of assets acquired											85.00%	85.00%
Total assets acquired net of acquired cash											$ 5,436
Percentage of remaining assets acquired											15.00%	15.00%
Allocated to deferred taxes											$ 472
Redeemable non-controlling interests							2,034				(1,486)
Acquisition of Network Infrastructure Technologies Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Percentage of assets acquired														60.00%
Percentage of remaining assets acquired														40.00%
Allocated to deferred taxes										(31,029)
Total consideration														$ 6,750
Redeemable non-controlling interests														$ 3,968
Acquisition of Programa Logistics Systems Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Percentage of assets acquired															60.00%
Total assets acquired net of acquired cash															$ 2,241
Percentage of remaining assets acquired															40.00%
Total consideration															$ 1,937
Eligible for future consideration															304
Redeemable non-controlling interests															(2,471)
Acquisition of Programa Logistics Systems Ltd [Member] | NIS [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total consideration															7,295
Eligible for future consideration															$ 1,144
Acquisition of Tiltan Systems Engineering Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Consequently recognized loss		$ 142
Acquisition of Tiltan Systems Engineering Ltd [Member] | NIS [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Consequently recognized loss		$ 565
Acquisition of Hydus Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Eligible for future consideration										$ 1,739
Acquisition of Second to none solutions Inc. [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Percentage of assets acquired													55.00%
Total assets acquired net of acquired cash													$ 801
Percentage of remaining assets acquired													30.00%
Allocated to deferred taxes													$ 314
Total consideration													287
Eligible for future consideration													514
Redeemable non-controlling interests							1,880						$ (2,184)
Alius Group Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash						$ 16,366
Pleasant Valley Business Solutions, LLC [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash					$ 8,317
Integrity Software 2011 Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash	[1]			$ 1,554
Redeemable non-controlling interests	[1]			$ (318)
Noah Technologies Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash	[1]		$ 1,459
Michpal [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash			6,173
Redeemable non-controlling interests			$ (269)
Description of business combination			Michpal acquired 80% of the share capital of Effective Solutions Ltd., an Israeli based service provider of consulting services in the fields of operational cost savings and procurement, as well as salary control and monitoring. The aggregate purchase price for the 80% interest was NIS 24,000 (approximately $6,516) in cash. In addition, Michpal and the seller hold mutual call and put options, respectively, for the remaining 20% interest in Effective Solutions. Due to the put option, the Group recorded a financial liability in an amount of NIS 2,841 (approximately $758) as of the acquisition date. As of December 31, 2018, the financial liability due to the put option granted to non-controlling interests in Effective Solutions remained at value of $758.
Matrix [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash						$ 2,564
Allocated to goodwill							215,428		$ 200,440
Matrix [Member] | Acquisition of Aviv Management Engineering Systems Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total consideration											5,213
Eligible for future consideration											313
Redeemable non-controlling interests											$ (1,486)
Matrix [Member] | Acquisition of Aviv Management Engineering Systems Ltd. [Member] | NIS [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total consideration | €												€ 19,699
Eligible for future consideration | €												1,200
Redeemable non-controlling interests | €												€ 5,714
Matrix [Member] | Acquisition of Network Infrastructure Technologies Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Redeemable non-controlling interests							2,588
Matrix [Member] | Acquisition of Programa Logistics Systems Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Redeemable non-controlling interests							2,588
Matrix [Member] | Alius Group Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Percentage of assets acquired						5010.00%
Total assets acquired net of acquired cash						$ 3,268
Percentage of remaining assets acquired						4990.00%
Assets acquired remaining balance						$ 3,000
Allocated to deferred taxes						$ 826
Total consideration			$ 13,802
Description of business combination						The terms of the acquisition, Matrix and the seller held mutual options to purchase and sell (respectively) the remaining shares within two years following the closing date under the agreement.
Matrix [Member] | Pleasant Valley Business Solutions, LLC [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Percentage of assets acquired					10000.00%
Total assets acquired net of acquired cash					$ 5,489
Allocated to goodwill					2,828
Total consideration					7,590
Operational targets					$ 6,500
Matrix [Member] | Cambium (2014) Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Percentage of assets acquired				5500.00%				5500.00%
Total assets acquired net of acquired cash | ₪								₪ 721
Percentage of remaining assets acquired				1500.00%				1500.00%
Total consideration				$ 830
Redeemable non-controlling interests				$ 239
Matrix [Member] | Cambium (2014) Ltd. [Member] | Israel [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash | ₪								₪ 2,625
Total consideration | ₪								3,022
Redeemable non-controlling interests | ₪								₪ 870
Matrix [Member] | Integrity Software 2011 Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Percentage of assets acquired				6500.00%				6500.00%
Total assets acquired net of acquired cash				$ 1,330
Assets acquired remaining balance				1,091
Total consideration				2,454
Eligible for future consideration				$ 823
Redeemable non-controlling interests							333
Description of business combination				Estimated on the date of the transaction at NIS 823 (approximately $224), relating to achievement of certain profitability targets for the years 2019-2021. Matrix and the seller hold mutual options to purchase and sell (respectively) 10% of the remaining share capital of Integrity.
Matrix [Member] | Integrity Software 2011 Ltd. [Member] | Israel [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash				$ 4,881
Assets acquired remaining balance				4,000
Total consideration				9,000
Eligible for future consideration				$ 224
Matrix [Member] | Noah Technologies Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Percentage of assets acquired			10000.00%
Total assets acquired net of acquired cash			$ 1,127
Assets acquired remaining balance			1,084
Allocated to goodwill			(170)
Total consideration			1,626
Eligible for future consideration			$ 330
Description of business combination			estimated on the date of the transaction at NIS 1,216 (approximately $330), relating to achievement of certain profitability targets for the years 2019-2021.
Matrix [Member] | Noah Technologies Ltd. [Member] | Israel [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash			$ 4,161
Assets acquired remaining balance			4,000
Total consideration			6,000
Eligible for future consideration			$ 1,216
Acquisition of Network Infrastructure Technologies Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Redeemable non-controlling interests							$ 4,799

[1]	The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2018 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. Matrix management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. Magic expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.